Segment reporting and information on geographical areas	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Segment reporting and information on geographical areas
5.	Segment reporting and information on geographical areas
In accordance with IFRS 8 (Operating Segments), the Company’s operating segments are based on the management approach. Accordingly, segments must be classified and disclosures for these segments must be made based on the criteria used internally by the chief operating decision maker (CODM) for the allocation of resources and the evaluation of performance by the components of the entity. The CODM is the Management Board (refer to Note 36) collectively which allocates resources and evaluates segment performance based on the Management Board reports submitted to it. The segment reporting below was prepared in accordance with this definition. The CODM uses Operating profit/loss as the primary profitability measure to evaluate performance of the Company’s operating segments.
The Air segment includes the Company’s HAWK AIR terminals and related services. The Space segment includes the Company’s CONDOR terminals and related services.

	For the year ended December 31, 2022
€ thousand	Air	Space	Not allocated		Group
Revenue	1,384	3,038	0		4,422
Operating profit/loss	-20,929	-46,773	-6,088	2	-73,790
Interest and similar expenses					-2,545
Net foreign currency gain / (loss)					2,574
Net finance costs					29
Share of profit of equity-accounted investees, net of tax					-45
Profit/loss before tax					-73,806
Income tax expense					24
Consolidated net profit/loss					-73,782

2
Including costs for the D&O insurance related the stock listing (€4,715 thousand), the audit of the financial statements (€951 thousand) as well as Supervisory Board remuneration (€422 thousand) which are not directly incremental.

	For the year ended December 31, 2021
€ thousand	Air	Space	Not allocated		Group
Revenue	0	2.355	0		2.355
Operating profit/loss	-10,793	-30,082	-1,489	3	-42,364
Interest and similar expenses					-2,148
Net foreign currency gain / (loss)					826
Net finance costs					-1,322
Profit/loss before tax					-43,686
Income tax expense					-1,791
Consolidated net profit/loss					-45,477

3	Including IPO-related costs (€682 thousand), costs for audit of the financial statements (€538 thousand) and Supervisory Board remuneration (€269 thousand) which are not directly incremental.

	For the year ended December 31, 2020
€ thousand	Air	Space	Not allocated		Group
Revenue	589	90	0		679
Operating profit/loss	-6,423	-12,391	-443	4	-19,257
Interest and similar income					18
Net foreign currency gain / (loss)					-531
Net finance costs					-513
Profit/loss before tax					-19,770
Income tax expense					0
Consolidated net profit/loss					-19,770

4	Including costs for the audit of the financial statements (€313 thousand) as well as Supervisory Board remuneration (€130 thousand).
For the year ended December 31, 2022, expenses related to the write offs of inventories have been recognized for the Segment Space in the amount of €5,982 thousand (2021: €2,501 thousand, 2020: €0 thousand). For the year ended December 31, 2022, expenses related to the write offs of inventories have been recognized for the Segment Air in the amount of €1,500 thousand (2021: €0 thousand, 2020: €120 thousand).
For the year ended December 31, 2022, an impairment was recognized in the amount of €1,531 thousand (2021: €0, 2020: €0) related to capitalized development costs in the segment Space (refer to Note 17).
With respect to the information on geographical regions, revenue is allocated to the countries based on the country of destination of the respective customer;
non-current
assets are allocated to the location of the respective asset.
Revenue can be broken down by country as follows:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
USA	4,422	2,355	467
Canada	0	0	122
Belgium	0	0	90
Total	4,422	2,355	679
Non-current
assets can be broken down by country as follows:

€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Germany
Intangible assets	18,058	19,969	17,884
Property, plant, and equipment	18,589	14,490	9,849
Right-of-use assets	6,447	6,053	6,886
Germany, total	43,094	40,512	34,619
USA
Property, plant, and equipment	3,720	2,278	226
Right-of-use assets	2,335	2,774	1,056
USA, total	6,055	5,052	1,282
Total	49,149	45,564	35,901